Investments in Securities and Affiliated Companies (Investments in and Advances to Affiliates) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Short-term Investments, Total	¥ 16,598	¥ 53,575
Investments in and Advances to Affiliates	614,145	712,993
Short-term Investments [Member]
Held-to-maturity securities, current	40	40
Short-term Investments, Total	16,598	53,575
Short-term Investments [Member] | Government Debt Securities [Member]
Available-for-sale securities, current	2,907	43,840
Short-term Investments [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, current	11,041	6,074
Short-term Investments [Member] | Other Securities [Member]
Available-for-sale securities, current	2,610	3,621
Investments And Advances, Including Affiliated Companies [Member]
Held-to-maturity securities, noncurrent	355	236
Cost-method investments	48,144	48,222
Investments in affiliated companies	316,443	300,956
Advances and other	69,326	163,489
Investments And Advances, Including Affiliated Companies [Member] | Government Debt Securities [Member]
Available-for-sale securities, debt securities, noncurrent	325	316
Investments And Advances, Including Affiliated Companies [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, debt securities, noncurrent	27,039	29,285
Investments And Advances, Including Affiliated Companies [Member] | Other Securities [Member]
Available-for-sale securities, debt securities, noncurrent	6,697	10,639
Investments And Advances, Including Affiliated Companies [Member] | Equity Securities [Member]
Available-for-sale securities, equity securities, noncurrent	¥ 145,816	¥ 159,850